Discontinued Operations - Supplements Businesses Information Segregated from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenue	$ 4,362
Income from discontinued operations before income taxes	18,487
Provision for income taxes	7,090
Net income from discontinued operations	$ 11,397